Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Warrants
Summary of Significant Unobservable Inputs Used In Calculation Of Warrant Liability

Fair Value at
	Fair Value at	June 23, 2022
	December 31, 2021	(remeasurement date)
Risk Free Rate	0.37%-0.81%	2.32%-2.63%
Volatility	131.47%-127.93%	126.66%-140.39%
Expected dividend yield	0%	0%
Expected term	2.3 years-3 years	1.9 years-2.1 years

Schedule of movement of warrant liability

	For the years ended December 31,
	2021	2022
Beginning balance	—	66,347
Issuance of warrant	258,782	—
Change in fair value of warrant liability	(190,178)	(24,598)
Repurchase of warrant liability	—	(44,282)
Foreign currency translation adjustment	(2,257)	2,533
Ending balance	66,347	—